March 1, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Nationwide Variable Account - 7 (“Registrant”)
File No. 811-08666
Rule 30b2-1 Filing under the Investment Company Act of 1940 (“1940 Act”)

Members of the Commission:

On behalf of Nationwide Life Insurance Company and Nationwide Variable Account - 7, we hereby acknowledge that the annual reports for the following underlying funds for the period ended December 31, 2018, have been submitted to contract owners. This filing is made pursuant to Rule 30b2-1(b).

Some of the funds included in each Fund Company’s annual report filing may not be available under every contract offered by the Registrant. We understand that the Fund Companies have filed (or will file) these reports with the Commission and, to the extent necessary, we incorporate these filings by reference.

Legal Fund Name	CIK
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B	0000825316
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	0000355916
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares	0001056707
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares	0001056707
Dreyfus Stock Index Fund, Inc.: Initial Shares	0000846800
Dreyfus Stock Index Fund, Inc.: Service Shares	0000846800
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class	0001121746
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares	0000912577
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares	0000912577
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	0000912577
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares	0000912577
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Initial Class	0000823535
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class	0000831016
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2	0000831016
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class	0000823535
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2	0000823535
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Initial Class	0000927384
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class	0000927384
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2	0000927384
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class	0000927384
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2	0000927384
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Initial Class	0000927384
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class	0000927384
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2	0000927384
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class	0000831016
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class	0000831016
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class	0000927384
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class	0000927384
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2	0000927384
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class	0000356494

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class	0000927384
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2	0000927384
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1	0000837274
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1	0000837274
Invesco - Invesco V.I. American Franchise Fund: Series II Shares	0000896435
Invesco - Invesco V.I. Comstock Fund: Series II Shares	0000896435
Invesco - Invesco V.I. Core Equity Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Core Equity Fund: Series II Shares	0000896435
Invesco - Invesco V.I. International Growth Fund: Series II Shares	0000896435
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares	0000896435
Ivy Variable Insurance Portfolios - Asset Strategy: Class II	0000810016
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares	0001033669
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class	0000918571
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class	0000918571
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class	0000918571
MFS(R) Variable Insurance Trust II - MFS International Value Portfolio: Service Class	0000719269
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class	0000719269
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II	0001011378
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II	0000353905
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I	0000353905
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II	0000353905

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I	0000353905
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares	0000736913
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares	0000752737
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares	0000752737
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares	0000752737
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares	0000752737
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares	0000355411
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund(R)/VA: Service Shares	0000752737
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares	0000752737
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares	0000752737
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class	0001047304
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class	0001047304
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	0001047304
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB	0000822671
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	0000890064
VanEck VIP Trust - Global Hard Assets Fund: Class S	0000811976
VanEck VIP Trust - Global Hard Assets Fund: Initial Class	0000811976
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2	0001081402

You may direct any questions regarding this filing to the undersigned at {1-614-677-6084} or {Marascc2@Nationwide.com}.

Very truly yours,

/s/ Cathy Marasco
Cathy Marasco
Associate Vice President, Product Management